Related party transactions (Details Narrative) $ / shares in Units, $ in Millions															1 Months Ended								12 Months Ended							34 Months Ended
	Apr. 01, 2025 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 29, 2024 USD ($)	Oct. 06, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($)	Jan. 11, 2023 AUD ($)	Dec. 22, 2022 USD ($)	Jun. 30, 2022 USD ($)	Feb. 22, 2022 USD ($)	Oct. 01, 2021 USD ($)	Jul. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 01, 2020 USD ($) shares	Aug. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	May 31, 2024 USD ($)	Sep. 30, 2023 GBP (£)	Mar. 31, 2023 AUD ($)	Feb. 28, 2023 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Jun. 30, 2026 USD ($) Integer $ / shares shares	Jun. 30, 2026 GBP (£) Integer shares	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2025 GBP (£) Integer	Jun. 30, 2024 USD ($) Integer $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2027 USD ($)	Jun. 30, 2026 AUD ($) shares	Jun. 30, 2025 GBP (£)	Nov. 23, 2024 USD ($)	Jul. 31, 2023 AUD ($)	Jun. 30, 2023 SGD ($) shares	Jan. 11, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 21, 2022	Jan. 01, 2022	Dec. 31, 2021 AUD ($)	Nov. 26, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Notional amount													$ 21,100,000												$ 60,500,000
Borrowings facility fee percentage																							2.00%									2.00%
Interest amount																																$ 50,000
Loan amount owned																							$ 46,400,000
Loan principal amount																							27,300,000
Fee and commission expense																							19,100,000
Related-party loan																							1,400,000
Refinancing fees																							3,200,000
Loan principal amount current																							12,800,000
Loan principal amount non current																							14,600,000
Accrued interest remaining outstanding																							16,000,000
Share capital		$ 533,000																					$ 3,687,000		$ 1,504,000		$ 533,000
Amounts payable related party transactions | £																																	£ 1,300,000
Granted, shares | Integer																							1,132,000	1,132,000	151,000	151,000	128,000
Number of awards vested | Integer																							1,026,000	1,026,000	95,000	95,000	150,000
Share based compensation granted shares | shares																							50,000	50,000
Share based compensation granted value																							$ 210,000
Share based compensation																							$ 156,716
Other expense																															$ 1,100,000
Other expense recognized																															$ 400,000
Share based compensation vested shares | shares																							350,000	350,000
Share award schedule records RSUs converted to DSUs																							The supporting FY2026 share-award schedule records 7,430 prior RSUs converted to DSUs on August 1, 2026: 3,078 for Kevin Chin, 1,684 for Michael Hui, 1,334 for Bill Langdon and 1,334 for Peter Jeavons.	The supporting FY2026 share-award schedule records 7,430 prior RSUs converted to DSUs on August 1, 2026: 3,078 for Kevin Chin, 1,684 for Michael Hui, 1,334 for Bill Langdon and 1,334 for Peter Jeavons.
Loan agreements description			consolidated earlier financing from Arowana Global Impact Pty Ltd (“AGI”) with an A$1.0 million limit and an expiry date of July 1, 2025, and Arowana International UK Limited with a £1.0 million limit and an expiry date of October 1, 2025.
Interest percentage																							12.00%									12.00%
Overdue interest rate																							15.00%	15.00%
Obligation to issue | shares																							295,000	295,000
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Notional amount															$ 28,800,000	$ 28,800,000							$ 28,800,000
Loans and receivables															$ 16,500,000	$ 16,500,000
Convertible preference shares issued | shares															165,000	165,000
Proceeds from issue of preference shares															$ 12,300,000	$ 12,300,000
AWN warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares					500,000																							500,000		500,000						500,000
Warrants exercise price | $ / shares					$ 6.7																							$ 6.7		$ 6.7
Loans and receivables		34,000,000																									$ 34,000,000							$ 11,000,000
Principal repaid amount current		8,100,000																									8,100,000
Principal repaid amount non current		20,900,000																									20,900,000							8,900,000
Interest and fees		$ 12,000,000																									$ 12,000,000							$ 1,000,000
Post business combination shares | shares		1,150,000																									1,150,000
Class of warrant exercise price of warrants | $ / shares		$ 1.35			$ 0.67																						$ 1.35	$ 0.67		$ 0.67
Cashless warrants																							1,200,000
AWN loan [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate		8.00%																									8.00%
Borrowings line fee percentage		0.80%																									0.80%
Principal repaid amount current		$ 1,600,000																									$ 1,600,000
Interest and fees																							14,200,000
Loan maturity date		March 31, 2030
Increase (decrease) in principal outstanding		$ 19,400,000	$ 21,000,000.0																								$ 19,400,000
Comprising interest																							9,300,000
Line fees																							1,900,000
Refinancing fees																							1,700,000
Extension fees																							1,200,000
Establishment fees																							$ 75,000.000
Mandatory prepayments, description																							Mandatory prepayments apply on a qualifying liquidity event, including capital or debt raises or proceeds from disposals, with 20% of proceeds below $5.0 million, rising to $3,275,000 plus 45% of proceeds of $12.5 million or more.	Mandatory prepayments apply on a qualifying liquidity event, including capital or debt raises or proceeds from disposals, with 20% of proceeds below $5.0 million, rising to $3,275,000 plus 45% of proceeds of $12.5 million or more.
Bridging loan with AWN [member]
IfrsStatementLineItems [Line Items]
Borrowings term						60 months	60 months		60 months				60 months
Borrowings periodic payment													$ 350,000
Borrowings interest rate		8.00%				10.00%			10.00%				8.00%														8.00%										10.00%
Borrowings line fee percentage		0.80%				2.00%			2.00%				0.80%														0.80%										2.00%
Borrowings refinancing fee						$ 855,000			$ 340,000			$ 340,000																										$ 340,000
Debt or equity maximum raise					$ 25,000,000	25,000,000			25,000,000																			$ 25,000,000		$ 25,000,000
Minimum repayment of borrowings						$ 1,000,000			$ 1,000,000			$ 1,000,000.0
Borrowings refinancing fee percentage												1.60%
Borrowings accrued new facility extension fee	$ 355,000											$ 355,000
Overdue interest rate		2.00%
Bridging loan with AWN [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate																							10.00%									10.00%
Borrowings qualifying liquidity event proceeds					5,000,000.0
Bridging loan with AWN [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate																							12.50%									12.50%
Current related party loans with arowana international limited [member]
IfrsStatementLineItems [Line Items]
Borrowings term						60 months	60 months
Borrowings interest rate											10.00%
Borrowings line fee percentage											2.00%
Borrowings refinancing fee						$ 855,000
Debt or equity maximum raise					$ 25,000,000	25,000,000																						$ 25,000,000		$ 25,000,000
Minimum repayment of borrowings											$ 1,000,000	$ 1,000,000.0
Borrowings refinancing fee percentage												1.60%
Borrowings accrued new facility extension fee												$ 355,000
Current related party loans with arowana international limited [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid					25.00%
Current related party loans with arowana international limited [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid					45.00%
Borrowings qualifying liquidity event payment					$ 1,875,000
Current related party loans with arowana international limited [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid					25.00%
Current related party loans with arowana international limited [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds					$ 5,000,000.0
Current related party loans with arowana international limited [member] | Bottom of range [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds					5,000,000
Current related party loans with arowana international limited [member] | Bottom of range [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds					7,500,000
Current related party loans with arowana international limited [member] | Bottom of range [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds					12,500,000
Current related party loans with arowana international limited [member] | Top of range [member] | First range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds					7,500,000
Current related party loans with arowana international limited [member] | Top of range [member] | Second range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds					12,500,000
Current related party loans with arowana international limited [member] | Top of range [member] | Third range of qualifying event [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event payment					$ 4,125,000
Short-term loans with AWN [member]
IfrsStatementLineItems [Line Items]
Repayable																																$ 280,000
Cash exceeding																																50,000
Short-term loans with AWN [member] | December 2021 [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate																					12.50%																				12.50%
Loan maturity date																					April 1, 2025	April 1, 2025
Extension fees																						$ 40,000
Loan amount																																2,450,000									$ 1,500,000
Extension fees, one																						$ 60,000
Interest amount																																850,000
Short-term loans with AWN [member] | February 22, 2022 loan [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate										10.00%
Loan maturity date																					April 1, 2025	April 1, 2025
Extension fees										$ 85,000
Loan amount										3.0													$ 4,500,000
Extension fees, one										$ 110,000
Interest amount																							1,300,000
Short-term loans with AWN [member] | December 22, 2022 loan [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate								15.00%
Loan maturity date								April 1, 2025
Loan amount								$ 3.0															5,200,000
Interest amount																							$ 2,000,000.0
Borrowings effective rate								19.82%																															18.75%
Extension fee								$ 115,000
Exit fee								$ 90,000
Short-term loans with AWN [member] | February 2023 loan [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate																				15.00%
Loan maturity date																				October 31, 2025
Borrowings facility fee percentage																				1.00%
Borrowings, exit fee percentage																				3.00%
Loan amount																				$ 500,000												830,000			$ 250,000
Loan amount, remained outstanding																																400,000
Short-term loans with AWN [member] | March 2023 loan [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate																			15.00%
Loan maturity date																			October 31, 2025
Borrowings facility fee percentage																			1.00%
Borrowings, exit fee percentage																			3.00%
Loan amount																			$ 250,000													420,000			$ 280,000
Loan amount, remained outstanding																																$ 440,000
AWN Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held in the entity																							2.90%									2.90%
Aevitas Group Limited [member] | Current related party loans with arowana international limited [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate																					10.00%																			12.50%	10.00%
Debt or equity maximum raise																																				$ 25
Borrowings accrued new facility extension fee						43,500	$ 60,000														$ 29,000	$ 40,000
Short term borrowings																					$ 1,100,000																				$ 1,500,000
Aevitas Group Limited [member] | Current related party loans with arowana international limited 2 [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate										10.00%
Debt or equity maximum raise																																				$ 25
Borrowings accrued new facility extension fee						$ 110,000				$ 85,000
Short term borrowings										$ 3,000,000.0
Aevitas Group Limited [member] | Current related party loans with arowana international limited 3 [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate								15.00%
Debt or equity maximum raise																																					$ 25
Borrowings accrued new facility extension fee								$ 115,000
Short term borrowings								$ 3,000,000.0
Borrowings facility fee percentage								1.00%
Borrowings establishment fee								$ 30,000
Borrowings, exit fee percentage								3.00%
Borrowings exit fee								$ 90,000
Aevitas Group Limited [member] | Current related party loans with arowana international limited 3 [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate					3.60%																							3.60%		3.60%						3.60%
Aevitas Group Limited [member] | Current related party loans with arowana international limited 4 [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate					15.00%																							15.00%		15.00%						15.00%
Establishment fees																			7,500	7,500
Short term borrowings																			$ 250,000	$ 500,000
Borrowings facility fee percentage																			1.00%	1.00%
Borrowings, exit fee percentage																			3.00%	3.00%
Exit fees																			$ 22,500	$ 22,500
Panaga Group Trust [member]
IfrsStatementLineItems [Line Items]
Convertible loan notes converted to preference shares | shares																							4,697	4,697
Panaga Group Trust [member] | Aevitas preference shares [member]
IfrsStatementLineItems [Line Items]
Share capital																																$ 46,970
Dividends classified as expense																												$ 2,188	$ 3,302
Panaga Group Trust [member] | Warrants for executive fees [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares																							541,666									541,666
Class of warrant exercise price of warrants | $ / shares																							$ 0.60
Professional development allowance																									$ 500,000
Panaga Group Trust [member] | Chairman fees for kevin chin [member]
IfrsStatementLineItems [Line Items]
Chairman fees																									87,953	£ 68,000
Panaga Group Trust [member] | Executive fees for kevin chin [member]
IfrsStatementLineItems [Line Items]
Executive fees | £																								£ 325,000
Annual training allowance costs | £																								£ 38,000
Average foreign exchange rate | Integer																							1.3237	1.3237
Performance measurement																							64.00%									64.00%
Vwap share price | $ / shares																							$ 2.92
Arowana partners group pty ltd [member] | Cost incurred by arowana on behalf of vivopower [member]
IfrsStatementLineItems [Line Items]
Services received related party transactions																									500,000		$ 400,000
Amounts payable related party transactions		$ 700,000																							$ 1,200,000		700,000
Arowana partners group pty ltd [member] | Loan for working capital assistance [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate																									8.00%								8.00%
Short term borrowings																																										$ 370,000
Borrowings facility fee percentage																									2.00%								2.00%
Borrowings establishment fee																									$ 7,400
Interest expense on borrowings																									$ 22,895
Mr Chin [Member]
IfrsStatementLineItems [Line Items]
Legal fee																							$ 469,515	£ 363,008
Peter Jeavons [Member]
IfrsStatementLineItems [Line Items]
Legal fee																							96,642
William Langdon [Member]
IfrsStatementLineItems [Line Items]
Legal fee																							95,750
Michael Hui [Member]
IfrsStatementLineItems [Line Items]
Legal fee																							70,375
Director kevin chin [member] | Rsus [member]
IfrsStatementLineItems [Line Items]
Granted, shares | shares														8,720
Expense from share based payment transactions														$ 65,400			$ 13,080
Number of awards vested																	1,744
Director kevin chin [member] | Psus [member]
IfrsStatementLineItems [Line Items]
Granted, shares																														26,160
Expense from share based payment transactions																											$ 23,592			$ 196,200
Number of awards vested																											3,146
Director kevin chin [member] | Executive fees for kevin chin [member] | Rsus [member]
IfrsStatementLineItems [Line Items]
Granted, shares						2,000	2,000
Expense from share based payment transactions						$ 5,200																	$ 275,330
Number of awards vested																							9,429	9,429
Kevin Chin [Member]
IfrsStatementLineItems [Line Items]
Share based compensation granted shares | shares																							200,000	200,000
Share price | $ / shares																							$ 4.20
Share based compensation granted value																							$ 840,000
Share based compensation																							626,866
Arowana united enterprises pte ltd [member]
IfrsStatementLineItems [Line Items]
Loan amount																							48,000
Arowana united enterprises pte ltd [member] | Loan for working capital assistance [member]
IfrsStatementLineItems [Line Items]
Working capital repaid | £																		£ 25,000
Interest loan				$ 48,000
Nominal rate				8.00%
Arowana Global Impact [Member]
IfrsStatementLineItems [Line Items]
Loan amount																							1,177,394
Arowana international uk ltd [member]
IfrsStatementLineItems [Line Items]
Loan amount																							$ 63,537